Rights of Use (Tables)	12 Months Ended
Dec. 31, 2024
Rights of Use [Abstract]
Schedule of Movements of Rights of Use
The movement of rights of use in 2024 and 2023 is as follows:

2024
Millions of euros	Balance at 12/31/2023	First application of IAS 21	Additions	Amorti-zation	Disposals	Business combi-nations	Transfers and others	Translation differences and inflation adjustments	Balance at 12/31/2024
Rights of use on land and natural properties	834	—	226	(250)	(13)	5	(16)	29	815
Rights of use on buildings	4,287	—	1,200	(1,151)	(32)	17	(18)	(403)	3,900
Rights of use on plant and machinery	3,080	15	634	(756)	(15)	—	(2)	(9)	2,947
Other rights of use	247	—	82	(78)	(1)	—	1	(6)	245
Total of rights of use	8,448	15	2,142	(2,235)	(61)	22	(35)	(389)	7,907

2023
Millions of euros	Balance at 12/31/2022	Additions	Amortization	Disposals	Transfers and others	Translation differences and inflation adjustments	Balance at 12/31/2023
Rights of use on land and natural properties	885	194	(231)	(10)	—	(4)	834
Rights of use on buildings	4,130	1,345	(1,172)	(95)	1	78	4,287
Rights of use on plant and machinery	3,037	752	(686)	(26)	3	—	3,080
Other rights of use	227	100	(70)	(2)	(6)	(2)	247
Total of rights of use	8,279	2,391	(2,159)	(133)	(2)	72	8,448

Schedule of Gross Cost, Accumulated Depreciation and Impairment Losses of Rights of Use
The cost and accumulated depreciation of the rights of use at December 31, 2024 and 2023 are as follows:

Balance at December 31, 2024
Millions of euros	Cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	2,173	(1,358)	815
Rights of use on buildings	9,525	(5,625)	3,900
Rights of use on plant and machinery	5,837	(2,890)	2,947
Other rights of use	514	(269)	245
Total of rights of use	18,049	(10,142)	7,907

Balance at December 31, 2023
Millions of euros	Cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	2,051	(1,217)	834
Rights of use on buildings	9,411	(5,124)	4,287
Rights of use on plant and machinery	5,250	(2,170)	3,080
Other rights of use	498	(251)	247
Total of rights of use	17,210	(8,762)	8,448

Schedule of Expenses Related to Leases and Income from Subleasing Right-of-Use Assets
The detail of expenses related to leases included in Supplies and Other expenses (see Note 3.g) of the consolidated income statement for 2024 and 2023 are as follows:

Millions of euros	2024	2023
Short-term leases included in operating results as supplies	64	73
Variable lease payments not included in the measurement of lease liabilities	18	14
Total expenses as supplies	82	87
Short-term leases included in external services	54	45
Leases of low-value assets included in external services	7	7
Variable lease payments not included in the measurement of lease liabilities	36	16
Total expenses as external services (Note 26)	97	68
Total lease expenses	179	155